Business Combination Involving Entities Under Common Control - Disclosure Of Results Of Operations And The Assets And Liabilities Under Business Combination (Detail) - CNY (¥)
¥ / shares in Units, ¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Detail Of Results Of Operations Post Business Combination [Line Items]
Revenue	¥ 2,516,810	¥ 2,374,934	¥ 2,032,298
Profit from operations	121,762	122,942	70,836
Profit	67,015	73,980	39,395
Profit for the year attributable to owners of the Company	45,682	53,036	23,537
Profit attributable to non-controlling interests	¥ 21,333	¥ 20,944	¥ 15,858
Basic and diluted earnings per share (RMB Yuan)	¥ 0.25	¥ 0.29	¥ 0.13
The Group, as previously reported [Member]
Disclosure Detail Of Results Of Operations Post Business Combination [Line Items]
Revenue		¥ 2,353,588	¥ 2,015,890
Total operating expenses		(2,232,591)	(1,948,168)
Profit from operations		120,997	67,722
Profit		72,416	36,793
Profit for the year attributable to owners of the Company		52,591	22,798
Profit attributable to non-controlling interests		¥ 19,825	¥ 13,995
Basic and diluted earnings per share (RMB Yuan)		¥ 0.29	¥ 0.12
Dalian West Pacific [Member]
Disclosure Detail Of Results Of Operations Post Business Combination [Line Items]
Revenue		¥ 37,385	¥ 27,715
Total operating expenses		(35,440)	(24,601)
Profit from operations		1,945	3,114
Profit		1,564	2,602
Profit for the year attributable to owners of the Company		1,564	2,602
Consolidation adjustment [Member]
Disclosure Detail Of Results Of Operations Post Business Combination [Line Items]
Revenue		(16,039)	(11,307)
Total operating expenses		16,039	11,307
Profit for the year attributable to owners of the Company		(1,119)	(1,863)
Profit attributable to non-controlling interests		1,119	1,863
The Group as restated [Member]
Disclosure Detail Of Results Of Operations Post Business Combination [Line Items]
Revenue		2,374,934	2,032,298
Total operating expenses		(2,251,992)	(1,961,462)
Profit from operations		122,942	70,836
Profit		73,980	39,395
Profit for the year attributable to owners of the Company		53,036	23,537
Profit attributable to non-controlling interests		¥ 20,944	¥ 15,858
Basic and diluted earnings per share (RMB Yuan)		¥ 0.29	¥ 0.13